Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	S/ 70,780	S/ 78,560	S/ 80,566
Cost of services and goods [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	60,230	66,479	70,368
Administrative expenses [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	4,610	5,432	1,670
Depreciation discontinued operations [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	S/ 5,940	S/ 6,649	S/ 8,528